BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

4. BUSINESS COMBINATION

On the Acquisition Date, SCA Acquisition Holdings, LLC acquired 100 percent of MN Airlines’ stockholder equity. The final purchase price, determined in accordance with the definitions and target amounts specified in the sale agreement, was $187,775. The Company did not incur any material expenses related to the Acquisition prior to the Acquisition Date.

The Acquisition was accounted for as a business combination using the purchase method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair value as of the Acquisition Date. The fair value of the assets acquired and liabilities assumed were determined using market, income and cost approaches, as described further below. This resulted in a new basis for the assets acquired and liabilities assumed of MN Airlines, LLC as of the Acquisition Date. The Company established a contra-asset after considering the fair value of Lessor Maintenance Reserve Deposits at the time of the sale and concluded that a market participant would not place any value on this asset, as they would need to incur maintenance expense on a dollar for dollar basis to obtain reimbursement from the lessor. The contra-asset represents the Successor’s obligation to perform planned maintenance events on leased aircraft held as of the Acquisition Date. As reimbursable maintenance events are performed and maintenance expense is incurred, the contra-asset is recognized as a reduction to Maintenance expense.

Although the Successor continued with the same core operations after the Acquisition Date, the accompanying consolidated financial statements are presented for two 2018 periods: Successor, which relates to the 2018 period subsequent to the Acquisition Date, and Predecessor, relating to the period from January 1, 2018 through April 10, 2018. These separate periods are presented to reflect the new basis of accounting as of and subsequent to the Acquisition Date, and have been separated by a vertical line on the face of the Consolidated Financial Statements to highlight the fact that the financial information for such periods has been prepared under a different historical-cost basis of accounting. The Successor’s Consolidated Financial Statements also reflect the funding and recapitalization of the Successor, which occurred at the Acquisition Date.

Successor—The accompanying Consolidated Financial Statements include the Successor’s assets, liabilities, and stockholders’ equity and the related income and expenses and cash flows. SCA Acquisition Holdings, LLC had no other operating activities since its formation other than the activities presented of its acquired wholly owned subsidiary, Sun Country, Inc., f/k/a MN Airlines, LLC.

Predecessor—The accompanying Predecessor Consolidated Financial Statements include the assets, liabilities, and equity and the related income and expenses and cash flows of Sun Country, Inc., f/k/a MN Airlines, LLC, which occurred prior to the Acquisition Date and are reported under its historical basis that existed prior to the Acquisition Date.

4. BUSINESS COMBINATION (continued)

Fair value of the assets acquired and the liabilities assumed as of the Acquisition Date are as follows:

Assets:
Restricted Cash	$8,308
Investments	3,810
Accounts Receivable	31,796
Inventory	5,295
Prepaid Expenses	7,617
Property and Equipment	38,511
Goodwill	222,223
Other Intangible Assets	104,000
Aircraft Lease Deposits	17,923
Deferred Tax Asset	49,634
Other Assets	1,071
Total Assets	490,188

Liabilities:
Accounts Payable	50,016
Accrued Salaries, Wages, and Benefits	9,006
Accrued Transportation Taxes	12,237
Air Traffic Liabilities	72,235
Over-market Liabilities	108,017
Finance Lease Obligations	10,038
Loyalty Program Liabilities	37,165
Long-term Debt	941
Other Liabilities	2,758
Total Liabilities	302,413
Total Purchase Price	$187,775

Property and Equipment—The Company acquired Property and Equipment which were valued based on a combination of the cost and market approaches. The cost approach was applied based on inflationary trends to historical costs, considering the age of the asset, its physical condition, operational status and economic utility. The market was approach was applied based on market prices for similar assets. The useful lives assigned were based on their expected remaining useful lives consistent with the Company’s capitalization policy.

Sun Country Airlines Tradename—The Company acquired an intangible asset of $56,000 assigned to the Sun Country Airlines Tradename. Sun Country has operated under this name and brand since 1983, and has high brand recognition and brand loyalty, particularly in its home market of Minneapolis/St. Paul, MN. This intangible asset was valued using a discounted cash flow analysis based on the relief from royalty method, a variation of the income approach. The relief from royalty approach utilizes certain market information by reference to the amount of after-tax cash flows the Company could generate if the trade names were licensed in an arm’s length transaction to a third party. Significant assumptions used in the discounted cash flow analysis include the projected revenue of the Company, the royalty rate, the discount rate and the terminal value. The Company expects to continue to use the brand and associated trademarks for the indefinite future.

4. BUSINESS COMBINATION (continued)

Customer Relationships—The Company acquired an intangible asset of $48,000 representing the fair value of its customer relationships arising from Sun Country’s extensive charter business, including several large customers with long-term commitments for charter flights. This intangible asset was valued using the multi- period excess earnings method, a variation of the income approach, based on the present value of the expected incremental after-tax cash flows (or “excess earnings”) attributable to certain charter customer relationships. Significant assumptions used in the discounted cash flow analysis include the projected earnings of the customer relationships, customer retention rates and the discount rate. The customer relationship intangible asset has been assigned a useful life of 12 years and will be amortized on a straight-line basis over this life.

Goodwill—Goodwill, of which $132,606 was tax deductible, represents the excess of the purchase price over the fair value of the underlying net assets acquired and largely results from expected growth and improved financial results for the Company as well as an assembled workforce, which does not qualify for separate recognition.

Deferred Tax Asset—The acquisition of MN Airlines, LLC was treated as an asset acquisition for U.S. federal income tax purposes in which, the Company generally received stepped-up tax basis in assets and liabilities acquired. As a result of fair value adjustments recorded in purchase accounting, the Company recorded a Deferred Tax Asset of $49,634 related to Air Traffic and Loyalty Program Liabilities deferred revenue and Over- market Liabilities. The Deferred Tax Asset has been calculated based on the expected federal and state tax rates applicable to the Company.

Over-market Liabilities—The Company acquired liabilities related to its over-market lease rates and over- market maintenance reserve payments. Aircraft leases were evaluated using an income approach, based on the present value of the expected differential cash flows between the existing aircraft lease terms as compared to current market lease terms for similar aircraft and market participants. Significant assumptions used in the discounted cash flow analysis include the discount rate and the estimated market lease rates for similar aircraft based on terms commensurate with the Company’s credit rating. The Company recognized a liability of $32,779 representing lease terms which are unfavorable compared with market terms of similar leases and will be amortized into earnings through a reduction of Aircraft Rent on a straight-line basis over the remaining life of each lease. With the adoption of ASC 842 the Company reclassified this liability to be included in the Operating Lease Right-of-use Assets.

As of the Acquisition Date, Sun Country’s existing leases include payments for maintenance reserves in addition to the stated aircraft lease payments. For a substantial portion of these maintenance reserve payments, the Company does not expect to be reimbursed by the lessor. The maintenance reserve payments were evaluated using an income approach, based on the expected differential cash flows between the existing contractual maintenance payments as compared to market terms for similar aircraft under current market assumptions. Significant assumptions used in the discounted cash flow analysis include the discount rate, expected aircraft utilization (impacting the nature and timing of maintenance events) and the estimated market terms for similar aircraft based on terms commensurate with the Company’s credit rating. These maintenance reserve payments were deemed unfavorable as a market participant would expect reimbursement based on more favorable terms, indicating that the balance expected not to be reimbursed is unfavorable to the Company. The Company recognized a liability of $75,238 representing over-market maintenance reserve lease terms compared to market terms of similar leases and will amortize this liability into earnings as a reduction to Aircraft Rent on a straight- line basis over the remaining life of each lease.

Loyalty Program Liabilities—The Company acquired liabilities related to loyalty program obligations. These liabilities were adjusted to their fair value based on stated redemption rates as of the Acquisition Date, less estimated breakage.